Investments in Equity Method Investees	12 Months Ended
Dec. 31, 2021
Investment Company, Financial Highlights [Abstract]
INVESTMENTS IN EQUITY METHOD INVESTEES
10.	INVESTMENTS IN EQUITY METHOD INVESTEES

As of December 31, 2021 and 2020, the Company’s investments in equity investments were comprised of investment in one limited partnership and one equity investees were as the following:

	December 31, 2020	December 31, 2019
Ningbo Meishan Xinaishan Equity Investment Limited Partnership (“limited partnership”) (a)	1,276,466	$1,258,788
Beijing Easy Clinic Technology Co., Ltd. (“Easy Clinic”) (b)	716,819	-
	$1,993,285	$1,258,788

(a)	On November 5, 2020, the Company entered into a five-year partnership agreement to invest $1,217,039, for 28% partnership interest in the limited partnership. The funds raised by the limited partnership are invested in one PRC private company engaged in immunotherapy. For the years ended December 31, 2021 and 2020, equity investment loss of $13,758 and $25,622 have been recorded in other income, net for the Company’s share of the operating loss of the limited partnership. As of December 31, 2021 and 2020, no significant impairment indicators have been noted in connection with the investment.

(b)	On November 8, 2021, the Company newly set up Easy Clinic with other investors and acquired 47% equity interest at cash consideration of $708,129. As of December 31, 2021, Easy Clinic has not commenced operations. In addition, the Company did not note significant impairment indicators in connection with the investment.